Income Taxes - Summary of Open Tax Years by Major Jurisdiction (Detail)	12 Months Ended
	Mar. 02, 2013 Minimum [Member] Canada [Member]	Mar. 02, 2013 Minimum [Member] United States [Member]	Mar. 02, 2013 Minimum [Member] United Kingdom [Member]	Mar. 03, 2012 Maximum [Member] Canada [Member]	Mar. 03, 2012 Maximum [Member] United States [Member]	Mar. 03, 2012 Maximum [Member] United Kingdom [Member]
Income Tax Examination [Line Items]
Open tax years by major tax jurisdiction	2009	2012	2010	2013	2013	2013